Stock Compensation Plan - Stock-based Compensation Expense Allocation (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Allocated Share Based Compensation Expense	$ 93	$ 838	$ 1,441	$ 2,258	$ 3,015	$ 4,298
Cost of Sales [Member]
Allocated Share Based Compensation Expense	7	12	20	45	57	257
Research and Development Expense [Member]
Allocated Share Based Compensation Expense	7	27	16	69	98	121
Selling and Marketing Expense [Member]
Allocated Share Based Compensation Expense	14	15	49	38	62	16
General and Administrative Expense [Member]
Allocated Share Based Compensation Expense	$ 65	$ 784	$ 1,356	$ 2,106	$ 2,798	$ 3,904